Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 7,385	$ 3,840
Cost of revenue	37,872	3,168
Gross profit	(30,487)	672
Selling, general and administrative expenses	92,796	43,003
Research and development expenses	48,079	137,135
Operating loss	(171,362)	(179,466)
Other income (expense):
Change in fair value of equity investments	6,792	0
Change in fair value of liability classified warrants	3,749	0
Interest expense, net	(24)	(4,852)
Other income, net	3,560	62,671
Total other income (expense), net:	14,077	57,819
Loss before income taxes	(157,285)	(121,647)
Provision for income taxes	6	5
Net loss	(157,291)	(121,652)
Other comprehensive income (loss)
Foreign currency translation adjustment	137	(93)
Total comprehensive loss	$ (157,154)	$ (121,745)
Earnings Per Share [Abstract]
Basic (in dollars per share)	$ (0.55)	$ (0.50)
Diluted (in dollars per share)	$ (0.55)	$ (0.50)
Weighted average shares outstanding
Basic (in shares)	287,527,234	244,163,821
Diluted (in shares)	287,527,234	244,163,821